Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of March 31, 2026 and 2025, intangible assets, net consist of the following:

	As of March 31,
	2026	2025

Software	$142,904	$135,840
Patent	—	120,440,421
License	$10,394,317	$9,880,524
Total intangible assets	10,537,221	130,456,785
Less: accumulated amortization	(4,682,071)	(2,136,210)
Less: impairment	(5,796,831)	(120,440,421)
Intangible assets, net	$58,319	$7,880,154

Schedule of Estimated Future Amortization Expense	Estimated future amortization expense related to intangible assets at March 31, 2026 is as follows:
For the years ended March 31,
2027	$34,639
2028	23,680
Total	$58,319